Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimum annual rentals for wholly owned real estate investments owned by the Account, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2015	$493.8
2016	466.3
2017	415.3
2018	363.7
2019	313.6
Thereafter	2,990.9

Total	$5,043.6